Bank borrowings - Credit facilities - (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Bank Borrowings
Borrowings		$ 46,548	$ 77,833
Minimum | SOFR
Bank Borrowings
Applicable margin (as a percent)	1.50%
Maximum | SOFR
Bank Borrowings
Applicable margin (as a percent)	1.75%
ABL Revolver
Bank Borrowings
Maximum borrowing capacity	$ 100,000
Credit facility term	5 years
Threshold of capital leases		$ 7,500
Fixed charge coverage ratio (as a percent)		1.00%